Employee benefits (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Service cost	$ 16	$ 16	$ 45
Interest expense	274	322	325
Interest income	(349)	(429)	(412)
Interest expense on effect of (asset ceiling)/ onerous liability	69	103	84
Others	(2)	3
Total of cost, net	8	15	42
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Service cost	22	23	53
Interest expense	117	171	99
Interest income	(38)	(85)	(17)
Interest expense on effect of (asset ceiling)/ onerous liability		1
Others	7	8
Total of cost, net	$ 108	$ 118	$ 135